CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, shares authorized	10,000,000
Preferred stock, stock issued	25,000
Preferred stock, stock outstanding	25,000
Common Stock, Shares Authorized	200,000,000
Common stock, shares issued	161,704,695
Common stock, shares outstanding	161,704,695
T U R N O N G R E E N I N C [Member]
Preferred stock, par value (in dollars per shares)	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, stock issued	0	0
Preferred stock, stock outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.001
Common Stock, Shares Authorized	400,000,000
T U R N O N G R E E N I N C [Member] | Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common stock, shares issued	1,000	1,000
Common stock, shares outstanding	1,000	1,000
T U R N O N G R E E N I N C [Member] | Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000	50,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0